UNITED STATES

                          SECURITIES AND EXCHANGE COMMISSION

                                 WASHINGTON D.C. 20549

                                       FORM 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apex Investment Services, Inc.
Address: 33-A Pendleton Drive, PO Box 1322
         Hebron, CT 06248

13F File Number: 028-15115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lynn R. Corthell
Title: Chief Compliance Officer
Phone: 860-228-0501

Signature, Place, and Date of Signing:

Lynn R. Corthell, CCO, Hebron, CT  April 22, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F File Number:     Name: Apex Investment Services, Inc.

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   25
Form 13F Information Table Value Total: $120239
                                      (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                          VALUE    SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS CUSIP      (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
VNGRD BD INDEX	LONG TERM BOND 921937793  11712    127795  SH       SOLE                19024        108771
VNGRD INTL EQ	ALLWRLD EX US  922042775  11042    238172  SH       SOLE		33840	     204332
ISHARES TR	CORE S&P MCP   464287507  10896     94686  SH       SOLE                26095         68591
SCH STRATEGIC	US SML CAP     808524607  10793    251825  SH       SOLE		49644	     202181
VNGRD SPECIAL	DIV APP ETF    921908844   9588    145933  SH       SOLE		24847	     121086
VNGRD BD INDEX	INTERMED TERM  921937819   9023    102495  SH       SOLE		30508	      71987
VNGRD INTL EQ	FTSE SMCAP     922042718   8445     89416  SH       SOLE		13028	      76388
ISHARES TR	BARCLYS TIPS   464287176   7623     62860  SH	    SOLE		10842	      52018
WISDOMTREE TR	EMERG MKTS     97717W315   7388    134187  SH	    SOLE		20211	     113976
VNGRD INDEX FDS	REIT ETF       922908553   7210    102230  SH	    SOLE		23959	      78271
ISHARES TR	US PFD STK IDX 464288687   6026    148711  SH	    SOLE		20786	     127925
VNGRD INDEX FDS	TOTAL STK MKT  922908769   5884     72673  SH	    SOLE		15892	      56781
VNGRD INDEX FDS	SMALL CP ETF   922908751   3344     36692  SH	    SOLE		 4695	      31997
ISHARES TR	CORE S&P500    464287200   3098     19689  SH       SOLE                19689             0
VNGRD TAX MGD	MSCI EAFE ETF  921943858   1432     39318  SH	    SOLE		39318		  0
VNGRD INDEX FDS	MID CAP ETF    922908629   1261     13580  SH       SOLE		               None
ISHARES TR	COHEN&ST RLTY  464287564   1187     14394  SH       SOLE                               None
WISDOMTREE TR	EMG MKTS SMCAP 97717W281    932     18074  SH	    SOLE		 1545	      16529
EXXON MOBIL	COM	       30231G102    716      7944  SH	    SOLE			       None
ISHARES TR	CORE S&P SCP   464287804    638      7325  SH       SOLE                 7325             0
CHEVRON CORP	COM	       166764100    538      4526  SH	    SOLE			       None
VNGRD SCOTSDALE	SHRT TRM CORP  92206C409    486      6053  SH	    SOLE			       None
ISHARES TR	MSCI EMERG MKT 464287234    390      9110  SH	    SOLE			       None
DIAGEO P L C	SPON ADR NEW   25243Q205    364      2891  SH	    SOLE		 2891	          0
PWRSHRS QQQ 	UNIT SER 1     73935A104    223      3232  SH	    SOLE		  220	       3012